UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F-HR
Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: December 31, 2010
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):[ ] is a restatement.
                                		     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     	Second Curve Capital, LLC
Address:  	237 Park Ave	9th Floor
          	New York, NY 10017

Form 13F File Number: 028-06413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen Krug
Title: Chief Operating Officer
Phone: 646-563-7610

Signature, Place, and Date of Signing:
Stephen Krug  New York, NY  May 13, 2011

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:        0
Form 13F Information Table Entry Total:22
Form 13F Information Table Value Total:  $ 252,068


						(thousands)
List of Other Included Managers:
  None

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
    FORM 13F INFORMATION TABLE
                                                          VALUE  SHARES/  SH/  PUT/ INVSTMT     OTHER    VOTING AUTHORITY

        NAME OF ISSUER        TITLE OF CLASS    CUSIP  (X$1000)  PRN AMT PRN  CALL DSCRETN   MANAGERS     SOLE    SHARED
ALTISOURCE PORTFOLIO SOL	COM	044540827	 245 	7987	SH		SOLE		7987
BANCORP INC	COM	05969A105	 7,829 	848214	SH		SOLE		848214
BANNER CORPORATION	COM	06652V109	 25,513 	10810707	SH		SOLE		10810707
CITIZENS REPUBLIC BANCORP INC	COM	174420109	 4,583 	5150000	SH		SOLE		5150000
COBIZ FINANCIAL INC	COM	190897108	 24,063 	3462266	SH		SOLE		3462266
COMPUCREDIT CORP	COM	20478T107	 23,516 	3601230	SH		SOLE		3601230
ENTERPRISE FINANICAL SERVICES CORP	COM	293712105	 1,828 	129884	SH		SOLE		129884
FIRST MERCHANTS CORP	COM	320817109	 1,446 	175000	SH		SOLE		175000
HUDSON VALLEY HOLDING ORD	COM	444172100	 5,478 	249022	SH		SOLE		249022
MERCANTILE BANK CORP	COM	587376104	 8,809 	904439	SH		SOLE		904439
MERITAGE HOMES CORP	COM	59001A102	 241 	10000	SH		SOLE		10000
NEWSTAR FINANCIAL INC	COM	65251F105	 19,006 	1740466	SH		SOLE		1740466
OCWEN FINANCIAL CORP	COM	675746309	 19,563 	1775207	SH		SOLE		1775207
PRIMUS GUARANTY LTD	COM	G72457107	 32,824 	6461485	SH		SOLE		6461485
STERLING FINANCIAL CORP	COM	859319105	 9,347 	558036	SH		SOLE		558036
SUN BANCORP INC	COM	86663B102	 2,001 	575000	SH		SOLE		575000
SYNOVUS FINANCIAL CORP	COM	87161C105	 15,977 	6657181	SH		SOLE		6657181
TAYLOR CAPITAL GROUP INC	COM	876851106	 21,412 	2037283	SH		SOLE		2037283
TENNESSEE COMMERCE BANCORP	COM	88043P108	 6,304 	1286456	SH		SOLE		1286456
TREE COM INC	COM	894675107	 3,897 	661675	SH		SOLE		661675
WESTERN ALLIANCE BANCORP	COM	957638109	 17,955 	2184283	SH		SOLE		2184283
ZIONS BANCORPORATION	COM	989701107	 231 	10000	SH		SOLE		10000